Operating expenses	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Disclosure Of Operating Expenses Explanatory
8.	Operating expenses

Included within selling, general and administrative expenses are (in thousands):

	2017	2018	2019
Demand generation expenses	$69,202	$97,295	$151,350
Technology expenses	31,611	68,224	84,207
Depreciation and amortization	10,980	23,537	113,591
Share based payments	21,486	53,819	158,422
General and administrative	162,032	228,891	345,665
Other items	649	—	16,374
Total selling, general and administrative expenses	$295,960	$471,766	$869,609

Demand generation expense consists primarily of fees that we pay our various media and affiliate partners. Other items in the current year is mostly comprised of transaction-related legal and advisory expenses.

Included within losses/(gains) on items held at fair value through profit and loss are (in thousands):

	2017	2018	2019
Change in fair value of put and call option liabilities	$3,300	$-	$(43,247)
Change in fair value of acquisition related consideration	-	-	21,526
Losses/(gains) on items held at fair value through profit and loss	$3,300	$-	$(21,721)

Change in fair value of put and call option liabilities in the current year relate to the revaluation of liabilities arising as a result of the acquisition of CuriosityChina ($1,600,000 revaluation loss) and the partnership with Chalhoub ($44,800,000 revaluation gain). Change in fair value of acquisition related consideration relates to the remeasurement charges for shares issued in the acquisition of New Guards.